Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
	June 30, 2021	December 31, 2020
Trade payables	$438,702	$311,024
Accrued interest	919	554,755
Accrued payroll and related obligations	1,160,478	891,790
Current portion of operating lease liabilities	92,503	117,414
Other*	411,352	790,149
Total	$2,103,954	$2,665,132

*	Included in Other expenses was accrued non-employee Directors’ Compensation of approximately $349,000 at December 31, 2020. In May 2021, the non-employee Directors were compensated for their service through a grant of stock options and therefore the balance of the accrual for Director’s Compensation was $ 0 at June 30, 2021. See Note 10.

	2020	2019
Trade payables	$311,024	$513,292
Accrued interest	554,755	641,834
Accrued payroll and related expenses	891,790	386,165
Current portion of operating lease liabilities	117,414	242,650
Other*	790,149	431,971
Total	$2,665,132	$2,215,912

*	Included in other is accrued Board of Directors Compensation of $349,000 and $54,000 as of December 31, 2020 and December 31, 2019, respectively. We anticipate the non-management Board of Directors will be compensated for their service through the issuance of stock compensation after the next Annual Meeting.